RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Costs and expenses (services provided to the Company):
Share-based compensation expenses		$ 31,797		$ 25,143		$ 17,305
Purchase of property and equipment		471,121		562,972		623,325
Melco International and its Subsidiaries | Transactions with affiliated companies [Member]
Revenues (services provided by the Company):
Shared service fee income for corporate office		1,366		3,044		951
Costs and expenses (services provided to the Company):
Management fee expenses		2,798	[1]	4,339	[1]	1,787	[2]
Share-based compensation expenses	[3]	2,218		0		0
Melco International and its Subsidiaries | Transactions with affiliated companies [Member] | Cyprus Project [Member]
Revenues (services provided by the Company):
Management fee income	[4]	1,056		1,903		1,487
Costs and expenses (services provided to the Company):
Management fee expenses	[4]	1,316		3,790		0
A joint venture and a subsidiary of MECOM Power and Construction Limited ("MECOM")( [Member] | Transactions with affiliated companies [Member]
Costs and expenses (services provided to the Company):
Consultancy fee expense	[5],[6]	10,031		11,723		2,228
Purchase of property and equipment	[5],[6]	$ 10,174		$ 13,481		$ 35,510

[1]	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.
[2]	The amount mainly included Melco’s reimbursement to Melco International’s subsidiary for service fees incurred on its behalf for the operation of the office of Melco’s Chief Executive Officer.
[3]	The amount represents the share-based compensation expenses related to the grant of certain share-based awards under Melco International Share Incentive Plan to an employee of the Company. Further information on the share-based compensation arrangements is included in Note 17.
[4]	The amount mainly represents management fee income for services provided by the Company to Melco International for management and operation for the project in Cyprus, and such amount was further recharged with mark-up by a subsidiary of Melco International to ICR Cyprus Group. The amount represents the transactions for the period up to the completion of the Acquisition of ICR Cyprus as described in Note 25.
[5]	A company in which Mr. Lawrence Yau Lung Ho, Melco’s Chief Executive Officer, had beneficial interest of approximately 20% until December 10, 2019, the date on which Mr. Lawrence Yau Lung Ho disposed his entire beneficial interest in MECOM. The amount in 2019 represents the transaction with a joint venture and a subsidiary of MECOM during the period from January 1, 2019 to December 10, 2019.
[6]	In July 2018, the Company entered into a term contract with EHY Construction and Engineering Company Limited (“EHY Construction”), a subsidiary of MECOM, pursuant to which EHY Construction agreed to provide certain services to the Company, including but not limited to structural steelworks, civil engineering construction and fitting out and renovation work for a term of three years. The performance by EHY Construction of these services under the term contract is subject to (i) individual work orders as may be issued to EHY Construction from time to time; and (ii) the maximum aggregate contract amount of HK$600,000,000 (equivalent to $77,032). The amounts included the services provided by EHY Construction of $16,362 and $23,042 during the period from January 1, 2019 to December 10, 2019 and the year ended December 31, 2018, respectively.